Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expenses [Line Items]
Research and Development Expense	$ 9,650	$ 14,271	$ 7,629
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	820	1,802	1,902
Salaries	1,090	1,004	808
Stock-based compensation	585	757	111
Research and preclinical studies	684	924	637
Clinical studies	5,871	9,263	3,671
Regulatory and other expenses	600	521	500
Research and Development Expense	$ 9,650	$ 14,271	$ 7,629